UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF INVESTMENT TRUST

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

FORM N-Q

JANUARY 31, 2017

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.6%
Bridgestone Corp.	100	$3,669
Compagnie Generale des Etablissements Michelin	26	2,789
Continental AG	21	4,096
Denso Corp.	100	4,341
Magna International Inc.	297	12,848
Valeo SA	66	4,027

Total Auto Components		31,770

Automobiles - 1.2%
Bayerische Motoren Werke AG	38	3,453
Daimler AG, Registered Shares	68	5,091
Ferrari NV	160	9,966
Fiat Chrysler Automobiles NV	1,285	14,010	*
Fuji Heavy Industries Ltd.	100	4,021
Honda Motor Co., Ltd.	200	5,999
Nissan Motor Co., Ltd.	400	3,964
Renault SA	35	3,150
Toyota Motor Corp.	194	11,313

Total Automobiles		60,967

Distributors - 0.2%
Jardine Cycle & Carriage Ltd.	400	11,736

Hotels, Restaurants & Leisure - 2.2%
Aristocrat Leisure Ltd.	1,659	19,225
Compass Group PLC	195	3,464
Crown Resorts Ltd.	1,160	10,029
Domino’s Pizza Enterprises Ltd.	193	8,702
Flight Centre Travel Group Ltd.	146	3,315
Galaxy Entertainment Group Ltd.	1,000	4,788
Genting Singapore PLC	27,500	18,927
Restaurant Brands International Inc.	198	9,712
Sands China Ltd.	1,130	5,025
TABCORP Holdings Ltd.	2,812	10,109
Tatts Group Ltd.	4,536	14,930

Total Hotels, Restaurants & Leisure		108,226

Household Durables - 0.4%
Husqvarna AB, Class B Shares	406	3,398
Panasonic Corp.	400	4,175
Sekisui House Ltd.	197	3,190
Sony Corp.	97	2,941
Techtronic Industries Co., Ltd.	960	3,328

Total Household Durables		17,032

Media - 1.2%
Altice NV, Class A Shares	794	17,382	*
Altice NV, Class B Shares	226	4,972	*
Publicis Groupe SA	52	3,568
REA Group Ltd.	141	5,620
Shaw Communications Inc., Class B Shares	197	4,250
Singapore Press Holdings Ltd.	7,259	17,770
Vivendi	152	2,780
WPP PLC	182	4,222

Total Media		60,564

Multiline Retail - 0.4%
Canadian Tire Corp., Ltd., Class A Shares	50	5,318
Dollarama Inc.	98	7,422
Harvey Norman Holdings Ltd.	1,509	5,722

Total Multiline Retail		18,462

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Specialty Retail - 1.0%
Dufry AG, Registered Shares	27	$3,839	*
Hennes & Mauritz AB, Class B Shares	452	12,919
Industria de Diseno Textil SA	1,027	33,852

Total Specialty Retail		50,610

Textiles, Apparel & Luxury Goods - 1.0%
adidas AG	26	4,088
Compagnie Financiere Richemont SA, Registered Shares	190	14,727
Gildan Activewear Inc.	98	2,564
Kering SA	15	3,565
Luxottica Group SpA	244	13,088
LVMH Moet Hennessy Louis Vuitton SE	33	6,647
Swatch Group AG	15	5,298

Total Textiles, Apparel & Luxury Goods		49,977

TOTAL CONSUMER DISCRETIONARY		409,344

CONSUMER STAPLES - 8.3%
Beverages - 1.8%
Anheuser-Busch InBev SA/NV	293	30,412
Asahi Group Holdings Ltd.	100	3,516
Carlsberg A/S, Class B Shares	167	15,080
Coca-Cola Amatil Ltd.	472	3,490
Diageo PLC	172	4,768
Heineken Holding NV	45	3,157
Heineken NV	60	4,484
Kirin Holdings Co., Ltd.	300	4,910
Pernod Ricard SA	43	5,029
Suntory Beverage & Food Ltd.	100	4,247
Treasury Wine Estates Ltd.	899	7,929

Total Beverages		87,022

Food & Staples Retailing - 2.7%
Aeon Co., Ltd.	200	2,889
Alimentation Couche-Tard Inc., Class B Shares	394	18,049
Carrefour SA	118	2,886
Empire Co., Ltd., Class A Shares	197	2,460
George Weston Ltd.	98	8,358
ICA Gruppen AB	95	3,103
Koninklijke Ahold Delhaize NV	363	7,718
Loblaw Cos., Ltd.	197	10,354
Metro AG	112	3,822
Metro Inc.	197	5,985
Seven & I Holdings Co., Ltd.	192	7,667
Tesco PLC	1,143	2,798	*
Wesfarmers Ltd.	1,066	32,548
Woolworths Ltd.	1,443	26,921

Total Food & Staples Retailing		135,558

Food Products - 1.8%
Ajinomoto Co. Inc.	200	3,947
Danone SA	113	7,074
Kerry Group PLC, Class A Shares	457	32,116
Nestle SA, Registered Shares	388	28,349
Nisshin Seifun Group Inc.	200	3,041
Nissin Foods Holdings Co., Ltd.	100	5,278
Saputo Inc.	195	7,180
Toyo Suisan Kaisha Ltd.	98	3,498

Total Food Products		90,483

Household Products - 0.6%
Henkel AG & Co. KGaA	35	3,681
Reckitt Benckiser Group PLC	45	3,852
Svenska Cellulosa AB SCA, Class B Shares	646	19,423
Unicharm Corp.	195	4,387

Total Household Products		31,343

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Personal Products - 0.8%
Beiersdorf AG	33	$2,919
Kao Corp.	100	4,945
L’Oreal SA	48	8,723
Shiseido Co., Ltd.	197	5,510
Unilever NV, CVA	383	15,461
Unilever PLC	95	3,857

Total Personal Products		41,415

Tobacco - 0.6%
British American Tobacco PLC	123	7,581
Imperial Brands PLC	62	2,865
Japan Tobacco Inc.	300	9,672
Swedish Match AB	237	7,711

Total Tobacco		27,829

TOTAL CONSUMER STAPLES		413,650

ENERGY - 8.1%
Energy Equipment & Services - 0.2%
Saipem SpA	4,487	2,289	*
TechnipFMC PLC	98	3,212	*
Tenaris SA	302	5,271

Total Energy Equipment & Services		10,772

Oil, Gas & Consumable Fuels - 7.9%
BP PLC	3,216	19,130
Caltex Australia Ltd.	367	7,960
Canadian Natural Resources Ltd.	197	5,956
Cenovus Energy Inc.	197	2,689
Enagas SA	111	2,720
Enbridge Inc.	197	8,387
Encana Corp.	300	3,829
Eni SpA	2,143	32,873
Idemitsu Kosan Co., Ltd.	197	6,098
Imperial Oil Ltd.	98	3,222
Inpex Corp.	1,875	18,441
JX Holdings Inc.	4,141	19,533
Oil Search Ltd.	1,843	9,603
Origin Energy Ltd.	2,332	12,539
Pembina Pipeline Corp.	98	3,040
Repsol SA	2,589	38,177
Royal Dutch Shell PLC, Class A Shares	728	19,667
Royal Dutch Shell PLC, Class B Shares	647	18,204
Santos Ltd.	2,238	6,789
Showa Shell Sekiyu KK	394	3,863
Snam SpA	1,736	6,597
Statoil ASA	2,683	49,899
Suncor Energy Inc.	295	9,150
TonenGeneral Sekiyu KK	1,000	11,771
Total SA	963	48,506
Tourmaline Oil Corp.	100	2,338	*
TransCanada Corp.	97	4,576
Woodside Petroleum Ltd.	723	17,305

Total Oil, Gas & Consumable Fuels		392,862

TOTAL ENERGY		403,634

FINANCIALS - 13.3%
Banks - 8.7%
Australia & New Zealand Banking Group Ltd.	512	11,373
Banco Bilbao Vizcaya Argentaria SA	1,600	10,838
Banco de Sabadell SA	2,422	3,645

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Banks - (continued)
Banco Santander SA	4,304	$23,923
Bank Hapoalim B.M.	1,718	10,369
Bank Leumi Le-Israel	2,303	9,513	*
Bank of Nova Scotia	98	5,856
Barclays PLC	1,480	4,086
BNP Paribas SA	139	8,880
BOC Hong Kong Holdings Ltd.	1,000	4,021
CaixaBank SA	1,031	3,763
Commonwealth Bank of Australia	290	17,960
Credit Agricole SA	297	3,932
Danske Bank A/S	941	31,324
DBS Group Holdings Ltd.	900	12,114
DNB ASA	1,547	25,808
Erste Group Bank AG	929	28,220	*
Hang Seng Bank Ltd.	200	4,096
HSBC Holdings PLC	1,001	8,518
ING Groep NV	1,432	20,482
Intesa Sanpaolo SpA	5,949	13,936
KBC Group NV	282	18,271
Lloyds Banking Group PLC	6,906	5,641
Mediobanca SpA	389	3,341
Mitsubishi UFJ Financial Group Inc.	1,500	9,710
Mizrahi Tefahot Bank Ltd.	443	6,813
Mizuho Financial Group Inc.	3,800	7,078
National Australia Bank Ltd.	465	10,696
Nordea Bank AB	707	8,543
Oversea-Chinese Banking Corp., Ltd.	1,667	11,107
Raiffeisen Bank International AG	348	7,720	*
Resona Holdings Inc.	100	543
Royal Bank of Canada	98	7,046
Skandinaviska Enskilda Banken AB, Class A Shares	389	4,369
Societe Generale SA	100	4,885
Standard Chartered PLC	444	4,324	*
Sumitomo Mitsui Financial Group Inc.	200	7,884
Svenska Handelsbanken AB, Class A Shares	359	5,360
Swedbank AB, Class A Shares	211	5,333
Toronto-Dominion Bank	197	10,205
UniCredit SpA	307	8,338
United Overseas Bank Ltd.	686	10,183
Westpac Banking Corp.	572	13,756

Total Banks		433,803

Capital Markets - 1.1%
Brookfield Asset Management Inc., Class A Shares	98	3,389
Credit Suisse Group AG, Registered Shares	246	3,727	*
Deutsche Bank AG, Registered Shares	161	3,196	*
Deutsche Boerse AG	33	3,037	*
Deutsche Boerse AG, Registered Shares	31	2,754
Hong Kong Exchanges & Clearing Ltd.	300	7,296
Julius Baer Group Ltd.	77	3,598	*
Macquarie Group Ltd.	61	3,914
Nomura Holdings Inc.	600	3,738
Singapore Exchange Ltd.	600	3,159
Thomson Reuters Corp.	98	4,393
UBS Group AG, Registered Shares	656	10,587

Total Capital Markets		52,788

Diversified Financial Services - 0.4%
EXOR NV	65	2,958
Groupe Bruxelles Lambert SA	77	6,549
Investor AB, Class B Shares	74	2,952
Kinnevik AB, Class B Shares	119	3,052
ORIX Corp.	197	2,978

Total Diversified Financial Services		18,489

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Insurance - 3.1%
AEGON NV	785	$4,247
Ageas	195	8,332
AIA Group Ltd.	1,949	12,133
Allianz SE, Registered Shares	61	10,325
Assicurazioni Generali SpA	594	9,452
Aviva PLC	716	4,296
AXA SA	256	6,279
Dai-ichi Life Holdings Inc.	200	3,652
Gjensidige Forsikring ASA	362	6,228
Insurance Australia Group Ltd.	640	2,801
Manulife Financial Corp.	197	3,777
MS&AD Insurance Group Holdings Inc.	98	3,294
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	24	4,503
NN Group NV	104	3,675
Prudential PLC	163	3,141
Sampo OYJ, Class A Shares	680	31,491
Sompo Holdings Inc.	98	3,557
Sun Life Financial Inc.	98	3,868
Suncorp Group Ltd.	378	3,735
Swiss Re AG	54	5,026
Tokio Marine Holdings Inc.	100	4,190
Tryg A/S	228	4,352
UnipolSai SpA	1,774	3,688
Zurich Insurance Group AG	23	6,589	*

Total Insurance		152,631

TOTAL FINANCIALS		657,711

HEALTH CARE - 12.7%
Biotechnology - 1.6%
CSL Ltd.	574	48,887
Genmab A/S	116	22,363	*
Shire PLC	124	6,832

Total Biotechnology		78,082

Health Care Equipment & Supplies - 1.0%
Cochlear Ltd.	80	7,594
Coloplast A/S, Class B Shares	153	10,946
Essilor International SA	54	6,319
Hoya Corp.	100	4,359
Olympus Corp.	97	3,346
Smith & Nephew PLC	170	2,530
Sysmex Corp.	98	5,867
Terumo Corp.	97	3,583
William Demant Holding A/S	178	3,328	*

Total Health Care Equipment & Supplies		47,872

Health Care Providers & Services - 0.6%
Fresenius Medical Care AG & Co. KGaA	31	2,520
Fresenius SE & Co. KGaA	51	4,015
Healthscope Ltd.	3,394	5,637
Medipal Holdings Corp.	197	3,191
Ramsay Health Care Ltd.	163	8,258
Sonic Healthcare Ltd.	489	7,721

Total Health Care Providers & Services		31,342

Health Care Technology - 0.1%
M3 Inc.	98	2,630

Pharmaceuticals - 9.4%
Astellas Pharma Inc.	581	7,788
AstraZeneca PLC	178	9,391
Bayer AG, Registered Shares	94	10,381
Chugai Pharmaceutical Co., Ltd.	100	2,923
Daiichi Sankyo Co., Ltd.	194	4,337

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Eisai Co., Ltd.	100	$5,504
GlaxoSmithKline PLC	667	12,821
Merck KGaA	38	4,170
Novartis AG, Registered Shares	167	12,227
Novo Nordisk A/S, Class B Shares	3,600	129,295
Ono Pharmaceutical Co., Ltd.	100	2,043
Otsuka Holdings Co., Ltd.	97	4,466
Roche Holding AG	52	12,244
Sanofi	335	26,938
Santen Pharmaceutical Co., Ltd.	197	2,471
Shionogi & Co., Ltd.	97	4,661
Takeda Pharmaceutical Co., Ltd.	192	8,033
Taro Pharmaceuticals Industries Ltd.	100	10,449	*
Teva Pharmaceutical Industries Ltd., ADR	4,110	137,397
UCB SA	508	34,943
Valeant Pharmaceuticals International Inc.	1,870	25,810	*

Total Pharmaceuticals		468,292

TOTAL HEALTH CARE		628,218

INDUSTRIALS - 9.3%
Aerospace & Defense - 0.6%
Airbus SE	80	5,420
BAE Systems PLC	601	4,400
CAE Inc.	297	4,218
Leonardo SpA	444	5,713	*
Rolls-Royce Holdings PLC	311	2,612	*
Safran SA	41	2,775
Singapore Technologies Engineering Ltd.	2,700	6,322

Total Aerospace & Defense		31,460

Air Freight & Logistics - 0.1%
Deutsche Post AG, Registered Shares	123	4,110

Airlines - 0.3%
International Consolidated Airlines Group SA	710	4,254
Qantas Airways Ltd.	1,135	2,935
Singapore Airlines Ltd.	881	6,189

Total Airlines		13,378

Building Products - 0.3%
Assa Abloy AB, Class B Shares	251	4,752
Compagnie de Saint-Gobain	79	3,880
Geberit AG, Registered Shares	9	3,835

Total Building Products		12,467

Commercial Services & Supplies - 0.6%
Brambles Ltd.	1,963	15,498
ISS A/S	137	4,867
Secom Co., Ltd.	98	7,087

Total Commercial Services & Supplies		27,452

Construction & Engineering - 0.6%
ACS Actividades de Construccion y Servicios SA	170	5,226
CIMIC Group Ltd.	227	5,905
Ferrovial SA	488	8,824
Skanska AB, Class B Shares	129	3,156
SNC-Lavalin Group Inc.	98	4,224
Vinci SA	58	4,063

Total Construction & Engineering		31,398

Electrical Equipment - 0.7%
ABB Ltd., Registered Shares	433	10,252	*
Legrand SA	61	3,542
Prysmian SpA	224	5,818
Schneider Electric SE	77	5,504
Vestas Wind Systems A/S	103	7,201

Total Electrical Equipment		32,317

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Industrial Conglomerates - 1.1%
CK Hutchison Holdings Ltd.	1,000	$12,044
Jardine Matheson Holdings Ltd.	100	6,172
Keppel Corp., Ltd.	2,746	12,022
Koninklijke Philips NV	236	6,913
SembCorp Industries Ltd.	2,263	5,058
Siemens AG, Registered Shares	99	12,424

Total Industrial Conglomerates		54,633

Machinery - 1.1%
Atlas Copco AB, Class A Shares	166	5,319
CNH Industrial NV	1,022	9,047
Komatsu Ltd.	200	4,772
Kone OYJ, Class B Shares	252	11,398
Metso OYJ	142	4,363
Sandvik AB	294	3,966
Schindler Holding AG	19	3,610
Volvo AB, Class B Shares	391	4,998
Wartsila OYJ Abp	107	5,365
Zardoya Otis SA	303	2,551

Total Machinery		55,389

Marine - 0.2%
A.P. Moller - Maersk A/S, Class A Shares	2	3,188
A.P. Moller - Maersk A/S, Class B Shares	3	5,004
Kuehne & Nagel International AG, Registered Shares	24	3,269

Total Marine		11,461

Professional Services - 0.6%
Adecco Group AG, Registered Shares	51	3,629
Experian PLC	180	3,462
Randstad Holding NV	78	4,530
RELX NV	239	4,031
RELX PLC	190	3,401
Seek Ltd.	330	3,614
SGS SA, Registered Shares	2	4,228
Wolters Kluwer NV	110	4,198

Total Professional Services		31,093

Road & Rail - 1.5%
Aurizon Holdings Ltd.	2,691	10,225
Canadian National Railway Co.	394	27,384
Canadian Pacific Railway Ltd.	98	14,822
ComfortDelGro Corp., Ltd.	3,800	6,498
DSV A/S	117	5,680
East Japan Railway Co.	100	9,060
MTR Corp. Ltd.	500	2,552

Total Road & Rail		76,221

Trading Companies & Distributors - 0.5%
Bunzl PLC	112	2,943
ITOCHU Corp.	300	4,134
Mitsubishi Corp.	200	4,516
Mitsui & Co., Ltd.	300	4,401
Sumitomo Corp.	295	3,700
Wolseley PLC	50	3,087

Total Trading Companies & Distributors		22,781

Transportation Infrastructure - 1.1%
Abertis Infraestructuras SA	611	8,736
Aena SA	54	7,832
Atlantia SpA	419	9,521
Hutchison Port Holdings Trust, Class U Shares	7,689	3,268
Sydney Airport	1,487	6,597
Transurban Group	2,550	19,726

Total Transportation Infrastructure		55,680

TOTAL INDUSTRIALS		459,840

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 3.0%
Nokia OYJ	30,604	$137,103
Telefonaktiebolaget LM Ericsson, Class B Shares	1,620	9,566

Total Communications Equipment		146,669

Electronic Equipment, Instruments & Components - 0.5%
Hexagon AB, Class B Shares	151	5,973
Hitachi Ltd.	1,000	5,736
Ingenico Group SA	58	4,887
Kyocera Corp.	100	5,211
Omron Corp.	98	4,023

Total Electronic Equipment, Instruments & Components		25,830

Internet Software & Services - 0.6%
Auto Trader Group PLC	5,412	27,233
United Internet AG, Registered Shares	66	2,757

Total Internet Software & Services		29,990

IT Services - 2.9%
Amadeus IT Group SA	687	31,700
Atos SE	53	5,635
Cap Gemini SA	116	9,438
CGI Group Inc., Class A Shares	1,195	57,461	*
Nomura Research Institute Ltd.	100	3,419
Worldpay Group PLC	10,105	36,344

Total IT Services		143,997

Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV	96	11,648
Infineon Technologies AG	293	5,374
NXP Semiconductors NV	95	9,296	*
STMicroelectronics NV	542	7,135

Total Semiconductors & Semiconductor Equipment		33,453

Software - 3.6%
Check Point Software Technologies Ltd.	100	9,877	*
Constellation Software Inc.	100	45,167
Dassault Systemes SA	69	5,339
Gemalto NV	58	3,366
Mobileye NV	200	8,592	*
NICE Ltd.	40	2,796
Open Text Corp.	1,194	40,869
Sage Group PLC	5,918	45,637
SAP SE	193	17,632

Total Software		179,275

Technology Hardware, Storage & Peripherals - 0.7%
BlackBerry Ltd.	2,787	19,661	*
Canon Inc.	300	8,888
FUJIFILM Holdings Corp.	100	3,875
Ricoh Co., Ltd.	295	2,636

Total Technology Hardware, Storage & Peripherals		35,060

TOTAL INFORMATION TECHNOLOGY		594,274

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
MATERIALS - 7.5%
Chemicals - 3.2%
Agrium Inc.	50	$5,150
Air Liquide SA	118	12,738
Akzo Nobel NV	154	10,438
Arkema SA	41	4,045
BASF SE	109	10,486
Croda International PLC	75	3,159
Givaudan SA, Registered Shares	2	3,596
Johnson Matthey PLC	93	3,803
JSR Corp.	200	3,436
Kansai Paint Co., Ltd.	200	3,886
Koninklijke DSM NV	110	7,006
Kuraray Co., Ltd.	300	4,761
Linde AG	31	5,035
Mitsubishi Chemical Holdings Corp.	689	4,819
Nippon Paint Holdings Co., Ltd.	100	2,923
Nitto Denko Corp.	100	7,920
Potash Corp. of Saskatchewan Inc.	294	5,470
Shin-Etsu Chemical Co., Ltd.	97	8,374
Solvay SA	116	13,568
Sumitomo Chemical Co., Ltd.	984	5,255
Syngenta AG, Registered Shares	18	7,640
Teijin Ltd.	196	4,142
Umicore SA	148	8,276
Yara International ASA	256	10,789

Total Chemicals		156,715

Construction Materials - 0.6%
CRH PLC	381	13,262
CRH PLC	158	5,506
HeidelbergCement AG	31	2,983
James Hardie Industries PLC	204	3,199
LafargeHolcim Ltd., Registered Shares	85	4,544

Total Construction Materials		29,494

Containers & Packaging - 0.1%
Amcor Ltd.	431	4,674

Metals & Mining - 3.2%
Agnico-Eagle Mines Ltd.	98	4,675
Anglo American PLC	434	7,414	*
ArcelorMittal	515	3,997	*
Barrick Gold Corp.	492	9,067
BHP Billiton Ltd.	988	19,961
BHP Billiton PLC	578	10,452
Fortescue Metals Group Ltd.	983	4,965
Franco-Nevada Corp.	98	6,374
Fresnillo PLC	168	3,071
Glencore PLC	3,349	13,754	*
Goldcorp Inc.	294	4,754
JFE Holdings Inc.	300	5,266

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
Mitsubishi Materials Corp.	100	$3,414
Newcrest Mining Ltd.	305	4,980
Nippon Steel & Sumitomo Metal Corp.	300	7,271
Norsk Hydro ASA	1,976	11,258
Randgold Resources Ltd.	40	3,399
Rio Tinto Ltd.	95	4,804
Rio Tinto PLC	349	15,327
Silver Wheaton Corp.	197	4,356
South32 Ltd.	2,446	5,101
Teck Resources Ltd., Class B Shares	200	4,901

Total Metals & Mining		158,561

Paper & Forest Products - 0.4%
Oji Holdings Corp.	1,000	4,428
Stora Enso OYJ, Class R Shares	723	8,211
UPM-Kymmene OYJ	448	10,156

Total Paper & Forest Products		22,795

TOTAL MATERIALS		372,239

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Ascendas Real Estate Investment Trust	1,700	2,967
CapitaLand Commercial Trust	2,559	2,769
CapitaLand Mall Trust	2,000	2,753
Link REIT	492	3,370
RioCan Real Estate Investment Trust	200	3,998
Scentre Group	1,651	5,509
Suntec Real Estate Investment Trust	2,559	3,141
Unibail-Rodamco SE	17	3,908
Westfield Corp.	925	6,167

Total Equity Real Estate Investment Trusts (REITs)		34,582

Real Estate Management & Development - 0.7%
Azrieli Group Ltd.	109	4,974
CapitaLand Ltd.	1,800	4,202
Cheung Kong Property Holdings Ltd.	492	3,259
Daiwa House Industry Co., Ltd.	100	2,714
Deutsche Wohnen AG	90	2,928
Global Logistic Properties Ltd.	2,263	4,175
Hongkong Land Holdings Ltd.	594	4,009
New World Development Co., Ltd.	3,000	3,480
Swire Pacific Ltd., Class A Shares	492	5,019
Vonovia SE	81	2,647

Total Real Estate Management & Development		37,407

TOTAL REAL ESTATE		71,989

TELECOMMUNICATION SERVICES - 10.7%
Diversified Telecommunication Services - 8.6%
BCE Inc.	195	8,790
BT Group PLC	2,310	8,830
Deutsche Telekom AG, Registered Shares	1,879	32,779
Iliad SA	25	5,342
Koninklijke KPN NV	11,582	33,307
Nippon Telegraph & Telephone Corp.	200	8,819
Orange SA	1,916	29,629
SFR Group SA	173	5,016	*
Singapore Telecommunications Ltd.	15,352	42,156
Swisscom AG, Registered Shares	69	30,332
Telecom Italia SpA	29,424	25,252	*
Telecom Italia SpA, Savings Shares	18,511	13,218
Telefonica Deutschland Holding AG	650	2,708
Telefonica SA	4,561	43,943
Telenor ASA	1,990	31,510
Telia Co. AB	5,139	20,839
Telstra Corp., Ltd.	14,905	56,520
TELUS Corp.	294	9,815
TPG Telecom Ltd.	1,536	7,537
Vocus Group Ltd.	2,314	7,090

Total Diversified Telecommunication Services		423,432

Wireless Telecommunication Services - 2.1%
KDDI Corp.	600	16,101
Millicom International Cellular SA, SDR	108	5,341
NTT DoCoMo Inc.	500	11,985
Rogers Communications Inc., Class B Shares	589	25,552
SoftBank Group Corp.	287	22,117
StarHub Ltd.	1,181	2,489
Tele2 AB, Class B Shares	582	5,133
Vodafone Group PLC	6,629	16,208

Total Wireless Telecommunication Services		104,926

TOTAL TELECOMMUNICATION SERVICES		528,358

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
UTILITIES - 7.8%
Electric Utilities - 3.4%
AusNet Services	4,908	$5,881
Chubu Electric Power Co. Inc.	600	7,987
Chugoku Electric Power Co. Inc.	400	4,499
CLP Holdings Ltd.	1,000	9,776
Electricite de France SA	294	2,894
Endesa SA	155	3,187
Enel SpA	7,251	30,245
Fortis Inc.	784	25,208
Hokuriku Electric Power Co.	300	3,021
Hydro One Ltd.	300	5,545
Iberdrola SA	2,837	17,867
Kansai Electric Power Co. Inc.	600	6,401	*
Kyushu Electric Power Co. Inc.	500	5,571	*
Power Assets Holdings Ltd.	1,000	9,608
Red Electrica Corporacion SA	208	3,712
SSE PLC	365	6,837
Terna-Rete Elettrica Nazionale SpA	899	3,938
Tohoku Electric Power Co. Inc.	590	7,190
Tokyo Electric Power Co. Holdings Inc.	1,673	6,416	*

Total Electric Utilities		165,783

Gas Utilities - 1.0%
APA Group	3,510	22,414
Gas Natural SDG SA	175	3,366
Hong Kong & China Gas Co. Ltd.	4,600	8,691
Osaka Gas Co., Ltd.	1,968	7,368
Tokyo Gas Co., Ltd.	1,952	8,641

Total Gas Utilities		50,480

Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co., Ltd.	197	4,576

Multi-Utilities - 3.2%
AGL Energy Ltd.	2,101	36,011
ATCO Ltd., Class I Shares	295	10,388
Canadian Utilities Ltd., Class A Shares	392	11,158
Centrica PLC	1,718	4,848
DUET Group	6,947	14,752
E.ON SE	2,679	20,542
Engie SA	1,586	18,944
Innogy SE	209	7,149	*
National Grid PLC	1,104	12,884
RWE AG	664	8,784	*
Suez	230	3,483
Veolia Environnement SA	596	10,130

Total Multi-Utilities		159,073

Water Utilities - 0.1%
Severn Trent PLC	106	3,027
United Utilities Group PLC	263	3,034

Total Water Utilities		6,061

TOTAL UTILITIES		385,973

TOTAL COMMON STOCKS (Cost - $4,853,526)		4,925,230

INVESTMENTS IN UNDERLYING FUNDS - 0.1%
Schwab International Equity ETF (Cost - $2,553)	100	2,869

See Notes to Schedule of Investments.

LEGG MASON DEVELOPED EX-US DIVERSIFIED CORE ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY		SHARES	VALUE
PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG		21	$3,262

CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA		63	7,665

TOTAL PREFERRED STOCKS (Cost - $10,143)			10,927

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,866,222)			4,939,026

	RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $2,666)	0.461%	2,666	2,666

TOTAL INVESTMENTS - 99.7% (Cost - $4,868,888#)			4,941,692
Other Assets in Excess of Liabilities - 0.3%			14,039

TOTAL NET ASSETS - 100.0%			$4,955,731

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
ETF	— Exchange-Traded Fund
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Developed ex-US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”), (formerly known as Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market, LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Developed ex-US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity markets in developed countries outside the United States and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of

Notes to Schedule of Investments (unaudited) (continued)

security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$4,925,230	—	—	$4,925,230
Investments in Underlying Funds	2,869	—	—	2,869
Preferred Stocks	10,927	—	—	10,927

Total Long-Term Investments	$4,939,026	—	—	$4,939,026

Short-Term Investments†	2,666	—	—	2,666

Total Investments	$4,941,692	—	—	$4,941,692

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2017, securities valued at $4,147,441 were transferred from Level 2 to Level 1 within the fair value hierarchy because fair value procedures were applied on October 31, 2016, when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$414,828
Gross unrealized depreciation	(342,024)

Net unrealized appreciation	$72,804

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Investment Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017